Property, Equipment and Software, Net - Depreciation expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Property, Equipment and Software, Net
Depreciation expenses	¥ 27,999	$ 4,291	¥ 18,098	¥ 5,934
Costs of revenues
Property, Equipment and Software, Net
Depreciation expenses	10,983	1,683	3,603	1,291
Sales and marketing expenses
Property, Equipment and Software, Net
Depreciation expenses	2,477	380	2,415	805
General and administrative expenses
Property, Equipment and Software, Net
Depreciation expenses	1,936	297	1,901	1,074
Research and development expenses
Property, Equipment and Software, Net
Depreciation expenses	¥ 12,603	$ 1,931	¥ 10,179	¥ 2,764